Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions
Related Party Balances and Transactions

17.Related Party Balances and Transactions

During the years ended December 31, 2024 and 2025, a related party who is a shareholder and director of the Group provided unsecured, interest-free loans to the Group to support its working capital needs. These loans were approved by the board of directors and were made on terms and conditions no less favorable to the Group than those available from unrelated third parties. The outstanding balances of such loans were US$0.2 million and US$0.4 million as of December 31, 2024 and 2025, respectively.

The Group holds a 4% partnership interest in a privately held investment limited partnership through an equity nominee arrangement with the same related party. As of December 31, 2025, the carrying amount of the long-term investment was US$0.3 million. The related party does not have any economic interest in the partnership interest and holds such interest solely as a nominee for the benefit of the Group. The Group retains all rights to the economic benefits associated with such interest, including rights to profit distributions and proceeds from any disposition.